Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com

October 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AdvisorShares Trust (File Nos. 333-157876 and 811-22110)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), I hereby certify on behalf of AdvisorShares Trust (the “Trust”) that the Prospectus and Statement of Additional Information dated September 28, 2011 that would have been filed pursuant to Rule 497(c) under the 1933 Act, do not differ from those filed as part of Post-Effective Amendment No. 35 to the Trust’s registration statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 0001144204-11-055384 on September 28, 2011.

Please direct any questions or comments you may have to my attention at the address listed above.  In addition, please feel free to contact me at 202.739.5654 with your questions or comments.

Sincerely,

/s/ W. John McGuire
W. John McGuire